                  [LOGO OF NATIONWIDE/(R)/ MULTI-FLEX/(R)/ ANNUITY]

================================================================================

                                 Annual Report
                               December 31, 2004

================================================================================

Nationwide/(R)/
  Multi-Flex
Variable Account                                      [LOGO OF NATIONWIDE/(R)/]
                                                      Nationwide is on your side
                                                            Columbus, Ohio

APO-724-12/04

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

Assets:
  Investments at fair value:
    AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)
     177,802 shares (cost $ 3,688,287) .........................................................    $   4,034,337
    AIM VIF - International Growth Fund - Series I Shares (AIMIntGr)
     48,578 shares (cost $ 786,798) ............................................................          960,386
    American Century VP - Balanced Fund - Class I (ACVPBal)
     944,105 shares (cost $ 6,238,437) .........................................................        6,873,088
    American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
     1,755,409 shares (cost $ 14,184,407) ......................................................       13,446,439
    American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
     1,066,741 shares (cost $ 6,613,059) .......................................................        7,808,544
    Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
     1,141,329 shares (cost $ 30,181,747) ......................................................       28,727,274
    Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
     2,451,930 shares (cost $ 70,880,147) ......................................................       75,740,132
    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
     293,817 shares (cost $ 9,915,106) .........................................................       10,448,126
    Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
     1,983,517 shares (cost $ 72,205,922) ......................................................       82,415,147
    Dreyfus VIF - Quality Bond Portfolio - Initial Shares (DryVIFQualBd)
     872,483 shares (cost $ 10,139,456) ........................................................        9,955,025
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
     3,655,388 shares (cost $ 82,215,615) ......................................................       92,737,180
    Fidelity/(R)/ VIP - High Income Portfolio - Initial Class (FidVIPHI)
     2,696,999 shares (cost $ 17,481,848) ......................................................       18,878,993
    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 1 (FrVIPForSec)
     2,196,213 shares (cost $ 26,778,694) ......................................................       31,910,970
    Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
     155,207 shares (cost $ 1,222,446) .........................................................        1,272,699
    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
     3,971,244 shares (cost $ 46,558,780) ......................................................       46,145,853
    Gartmore GVIT Growth Fund - Class I (GVITGrowth)
     847,679 shares (cost $ 9,323,592) .........................................................        9,121,028
    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
     14,349,138 shares (cost $ 14,349,138) .....................................................       14,349,138
    Gartmore GVIT Nationwide/(R)/ Fund - Class I (GVITNWFund)
     14,281,896 shares (cost $ 154,550,351) ....................................................      158,957,508
    Janus AS - International Growth Portfolio - Institutional Shares (JanIntGr)
     501,715 shares (cost $ 11,254,554) ........................................................       13,636,621
    Neuberger Berman AMT - Balanced Portfolio/(R)/ - I Class (NBAMTBal)
     2,043,813 shares (cost $ 19,325,264) ......................................................       19,702,350
    Strong Opportunity Fund II, Inc. - Investor Class (StOpp2)
     1,797,694 shares (cost $ 37,268,197) ......................................................       40,358,238
                                                                                                    -------------
      Total investments ........................................................................      687,479,076
  Accounts receivable ..........................................................................           12,550
                                                                                                    -------------
      Total assets .............................................................................      687,491,626
Accounts payable ...............................................................................                -
                                                                                                    -------------
Contract owners' equity (note 4) ...............................................................    $ 687,491,626
                                                                                                    =============

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

                                                               Total              AIMCapAp          AIMIntGr            ACVPBal
                                                           ---------------    ---------------    ---------------    ---------------
Investment activity:
  Reinvested dividends .................................   $    10,955,923                  -              5,687            104,403
  Mortality and expense risk charges (note 2) ..........        (8,618,958)           (52,626)            (8,443)           (81,702)
                                                           ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .......................         2,336,965            (52,626)            (2,756)            22,701
                                                           ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ................        92,258,836          1,198,653            263,538            834,176
  Cost of mutual fund shares sold ......................      (100,554,745)        (1,286,296)          (247,152)          (811,363)
                                                           ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ................        (8,295,909)           (87,643)            16,386             22,813
  Change in unrealized gain (loss) on investments ......        61,347,380            333,788            134,416            482,056
                                                           ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .....................        53,051,471            246,145            150,802            504,869
                                                           ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .............................         1,326,661                  -                  -                  -
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..........   $    56,715,097            193,519            148,046            527,570
                                                           ===============    ===============    ===============    ===============

                                                              ACVPCapAp          ACVPIncGr           DrySRGro           DryStkIx
                                                           ---------------    ---------------    ---------------    ---------------
Investment activity:
  Reinvested dividends .................................                 -            105,352            111,103          1,320,106
  Mortality and expense risk charges (note 2) ..........          (168,101)           (93,767)          (364,499)          (929,064)
                                                           ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .......................          (168,101)            11,585           (253,396)           391,042
                                                           ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ................         1,870,050          1,327,000          3,586,722          8,473,370
  Cost of mutual fund shares sold ......................        (2,198,416)        (1,258,669)        (4,060,540)        (9,417,865)
                                                           ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ................          (328,366)            68,331           (473,818)          (944,495)
  Change in unrealized gain (loss) on investments ......         1,255,131            745,972          2,034,485          7,049,228
                                                           ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .....................           926,765            814,303          1,560,667          6,104,733
                                                           ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .............................                 -                  -                  -                  -
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..........           758,664            825,888          1,307,271          6,495,775
                                                           ===============    ===============    ===============    ===============

                                                              DryVIFApp         DryVIFDevLd       DryVIFQualBd          FidVIPEI
                                                           ---------------    ---------------    ---------------    ---------------
Investment activity:
  Reinvested dividends .................................   $       172,995            157,433            416,988          1,391,328
  Mortality and expense risk charges (note 2) ..........          (132,206)        (1,015,284)          (129,342)        (1,128,764)
                                                           ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .......................            40,789           (857,851)           287,646            262,564
                                                           ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ................         1,222,684          7,759,334          1,968,602          8,819,355
  Cost of mutual fund shares sold ......................        (1,210,142)        (7,405,891)        (2,054,361)        (8,496,641)
                                                           ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ................            12,542            353,443            (85,759)           322,714
  Change in unrealized gain (loss) on investments ......           323,792          8,092,775             (4,824)         7,733,763
                                                           ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .....................           336,334          8,446,218            (90,583)         8,056,477
                                                           ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .............................                 -                  -                  -            332,373
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners'equity resulting from operations ...........   $       377,123          7,588,367            197,063          8,651,414
                                                           ===============    ===============    ===============    ===============

                                                               FidVIPHI         FrVIPForSec        GVITFHiInc          GVITGvtBd
                                                           ---------------    ---------------    ---------------    ---------------
Investment activity:
  Reinvested dividends .................................         1,534,367            343,776             82,402          2,693,828
  Mortality and expense risk charges (note 2) ..........          (235,215)          (370,290)           (13,671)          (633,764)
                                                           ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .......................         1,299,152            (26,514)            68,731          2,060,064
                                                           ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ................         2,002,663          2,753,732            336,273          9,304,416
  Cost of mutual fund shares sold ......................        (2,056,825)        (2,633,242)          (295,173)        (9,299,527)
                                                           ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ................           (54,162)           120,490             41,100              4,889
  Change in unrealized gain (loss) on investments ......           225,940          4,711,021            (17,539)        (2,121,300)
                                                           ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .....................           171,778          4,831,511             23,561         (2,116,411)
                                                           ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .............................                 -                  -                  -            994,288
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners'equity resulting from operations ...........         1,470,930          4,804,997             92,292            937,941
                                                           ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                               GVITGrowth         GVITMyMkt        GVITNWFund         JanIntGr
                                                             ---------------   ---------------   ---------------   ---------------
Investment activity:
  Reinvested dividends ...................................   $        29,094           124,818         2,005,138           117,007
  Mortality and expense risk charges (note 2) ............          (120,075)         (204,995)       (2,043,932)         (161,289)
                                                             ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) .........................           (90,981)          (80,177)          (38,794)          (44,282)
                                                             ---------------   ---------------   ---------------   ---------------
  Proceeds from mutual fund shares sold ..................         2,155,032         8,236,824        21,164,863         2,069,349
  Cost of mutual fund shares sold ........................        (3,166,395)       (8,236,824)      (26,953,755)       (2,012,075)
                                                             ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments ..................        (1,011,363)                -        (5,788,892)           57,274
  Change in unrealized gain (loss)on investments .........         1,668,779                 -        18,248,490         2,016,877
                                                             ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments .......................           657,416                 -        12,459,598         2,074,151
                                                             ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ...............................                 -                 -                 -                 -
                                                             ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ............   $       566,435           (80,177)       12,420,804         2,029,869
                                                             ===============   ===============   ===============   ===============

                                                                 NBAMTBal           StOpp2
                                                             ---------------   ---------------
Investment activity:
  Reinvested dividends ...................................           240,098                 -
  Mortality and expense risk charges (note 2) ............          (255,667)         (476,262)
                                                             ---------------   ---------------
    Net investment income (loss) .........................           (15,569)         (476,262)
                                                             ---------------   ---------------
  Proceeds from mutual fund shares sold ..................         3,211,056         3,701,144
  Cost of mutual fund shares sold ........................        (3,390,498)       (4,063,095)
                                                             ---------------   ---------------
    Realized gain (loss) on investments ..................          (179,442)         (361,951)
  Change in unrealized gain (loss)on investments .........         1,702,630         6,731,900
                                                             ---------------   ---------------
    Net gain (loss) on investments .......................         1,523,188         6,369,949
                                                             ---------------   ---------------
  Reinvested capital gains ...............................                 -                 -
                                                             ---------------   ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ............         1,507,619         5,893,687
                                                             ===============   ===============


See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                                         Total                            AIMCapAp
                                                             ------------------------------    ------------------------------
                                                                 2004             2003             2004             2003
                                                             -------------    -------------    -------------    -------------
Investment activity:
  Net investment income (loss) ...........................   $   2,336,965          165,411          (52,626)         (48,480)
  Realized gain (loss) on investments ....................      (8,295,909)     (27,219,633)         (87,643)        (219,385)
  Change in unrealized gain (loss) on investments ........      61,347,380      159,676,491          333,788        1,222,799
  Reinvested capital gains ...............................       1,326,661          310,348                -                -
                                                             -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................      56,715,097      132,932,617          193,519          954,934
                                                             -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from contract owners ........      37,101,425       47,793,680          385,765          497,208
  Transfers between funds (including fixed
   account), net (note 3) ................................      (7,959,749)     (10,681,353)        (377,892)          22,529
  Redemptions ............................................     (89,053,556)     (76,039,507)        (710,142)        (440,746)
  Annuity benefits .......................................         (59,025)         (59,865)               -                -
  Annual contract maintenance charges (note 2) ...........      (1,213,024)      (1,303,045)          (7,592)          (8,331)
  Contingent deferred sales charges (note 2) .............        (451,825)        (481,245)          (5,067)          (3,103)
  Adjustments to maintain reserves .......................             796           67,751           (2,193)          41,572
                                                             -------------    -------------    -------------    -------------
      Net equity transactions ............................     (61,634,958)     (40,703,584)        (717,121)         109,129
                                                             -------------    -------------    -------------    -------------
Net change in contract owners' equity ....................      (4,919,861)      92,229,033         (523,602)       1,064,063
Contract owners' equity beginning of period ..............     692,411,487      600,182,454        4,557,929        3,493,866
                                                             -------------    -------------    -------------    -------------
Contract owners' equity end of period ....................   $ 687,491,626      692,411,487        4,034,327        4,557,929
                                                             =============    =============    =============    =============
CHANGES IN UNITS:
  Beginning units ........................................      27,272,466       28,532,230          449,061          440,037
                                                             -------------    -------------    -------------    -------------
  Units purchased ........................................       3,154,726        4,581,207           78,658          154,042
                                                             -------------    -------------    -------------    -------------
  Units redeemed .........................................      (5,279,066)      (5,840,971)        (149,854)        (145,018)
                                                             -------------    -------------    -------------    -------------
  Ending units ...........................................      25,148,126       27,272,466          377,865          449,061
                                                             =============    =============    =============    =============

                                                                        AIMIntGr                          ACVPBal
                                                             ------------------------------    ------------------------------
                                                                 2004             2003             2004             2003
                                                             -------------    -------------    -------------    -------------
Investment activity:
  Net investment income (loss) ...........................          (2,756)          (3,380)          22,701           66,020
  Realized gain (loss) on investments ....................          16,386          (21,342)          22,813          (78,526)
  Change in unrealized gain (loss) on investments ........         134,416          150,004          482,056          897,188
  Reinvested capital gains ...............................               -                -                -                -
                                                             -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................         148,046          125,282          527,570          884,682
                                                             -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from contract owners ........          60,753           62,400          338,476          313,082
  Transfers between funds (including fixed
   account), net (note 3) ................................         252,121             (234)         613,377          704,523
  Redemptions ............................................         (86,677)         (53,578)        (753,067)        (475,564)
  Annuity benefits .......................................               -                -                -                -
  Annual contract maintenance charges (note 2) ...........          (1,135)            (992)         (10,016)          (9,724)
  Contingent deferred sales charges (note 2) .............            (323)            (343)          (3,136)          (2,922)
  Adjustments to maintain reserves .......................             103              (62)          (1,562)           2,418
                                                             -------------    -------------    -------------    -------------
      Net equity transactions ............................         224,842            7,191          184,072          531,813
                                                             -------------    -------------    -------------    -------------
Net change in contract owners' equity ....................         372,888          132,473          711,642        1,416,495
Contract owners' equity beginning of period ..............         587,503          455,030        6,161,665        4,745,170
                                                             -------------    -------------    -------------    -------------
Contract owners' equity end of period ....................         960,391          587,503        6,873,307        6,161,665
                                                             =============    =============    =============    =============
CHANGES IN UNITS:
  Beginning units ........................................          58,458           57,671          604,768          549,245
                                                             -------------    -------------    -------------    -------------
  Units purchased ........................................          47,040           17,583          124,940          141,682
                                                             -------------    -------------    -------------    -------------
  Units redeemed .........................................         (27,434)         (16,796)        (106,916)         (86,159)
                                                             -------------    -------------    -------------    -------------
  Ending units ...........................................          78,064           58,458          622,792          604,768
                                                             =============    =============    =============    =============

                                                                     (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                       ACVPCapAp                          ACVPIncGr
                                                             ------------------------------    ------------------------------
                                                                 2004             2003             2004             2003
                                                             -------------    -------------    -------------    -------------
Investment activity:
  Net investment income (loss) ...........................   $    (168,101)        (166,008)          11,585            2,014
  Realized gain (loss) on investments ....................        (328,366)        (624,178)          68,331         (136,654)
  Change in unrealized gain (loss) on investments ........       1,255,131        3,070,256          745,972        1,674,926
  Reinvested capital gains ...............................               -                -                -                -
                                                             -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................         758,664        2,280,070          825,888        1,540,286
                                                             -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from contract owners ........         666,045          785,156          514,368          624,855
  Transfers between funds (including fixed
   account), net (note 3) ................................        (419,093)        (313,260)         291,860          169,415
  Redemptions ............................................      (1,459,289)      (1,464,860)        (940,602)        (774,269)
  Annuity benefits .......................................          (2,021)          (1,882)               -                -
  Annual contract maintenance charges (note 2) ...........         (25,746)         (29,037)         (12,377)         (12,381)
  Contingent deferred sales charges (note 2) .............          (8,124)          (7,105)          (4,341)          (6,429)
  Adjustments to maintain reserves .......................           1,843           (1,115)           2,346           (3,828)
                                                             -------------    -------------    -------------    -------------
      Net equity transactions ............................      (1,246,385)      (1,032,103)        (148,746)          (2,637)
                                                             -------------    -------------    -------------    -------------
Net change in contract owners' equity ....................        (487,721)       1,247,967          677,142        1,537,649
Contract owners' equity beginning of period ..............      13,935,085       12,687,118        7,131,391        5,593,742
                                                             -------------    -------------    -------------    -------------
Contract owners' equity end of period ....................   $  13,447,364       13,935,085        7,808,533        7,131,391
                                                             =============    =============    =============    =============
CHANGES IN UNITS:
  Beginning units ........................................         847,279          917,124          579,786          580,265
                                                             -------------    -------------    -------------    -------------
  Units purchased ........................................          67,527          116,135          130,122          173,819
  Units redeemed .........................................        (144,851)        (185,980)        (140,835)        (174,298)
                                                             -------------    -------------    -------------    -------------
  Ending units ...........................................         769,955          847,279          569,073          579,786
                                                             =============    =============    =============    =============

                                                                       DrySRGro                           DryStkIx
                                                             ------------------------------    ------------------------------
                                                                 2004             2003             2004             2003
                                                             -------------    -------------    -------------    -------------
Investment activity:
  Net investment income (loss) ...........................        (253,396)        (311,411)         391,042          152,091
  Realized gain (loss) on investments ....................        (473,818)        (778,452)        (944,495)      (1,592,924)
  Change in unrealized gain (loss) on investments ........       2,034,485        7,143,195        7,049,228       17,223,031
  Reinvested capital gains ...............................               -                -                -                -
                                                             -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................       1,307,271        6,053,332        6,495,775       15,782,198
                                                             -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from contract owners ........       2,395,269        3,294,533        5,176,992        6,664,454
  Transfers between funds (including fixed
   account), net (note 3) ................................      (1,384,616)      (1,735,374)      (1,049,674)        (525,057)
  Redemptions ............................................      (3,662,103)      (2,803,044)      (9,364,099)      (7,085,005)
  Annuity benefits .......................................               -                -                -                -
  Annual contract maintenance charges (note 2) ...........         (64,718)         (72,287)        (134,981)        (142,294)
  Contingent deferred sales charges (note 2) .............         (25,212)         (26,391)         (52,908)         (54,933)
  Adjustments to maintain reserves .......................          (8,229)            (897)           2,928             (164)
                                                             -------------    -------------    -------------    -------------
      Net equity transactions ............................      (2,749,609)      (1,343,460)      (5,421,742)      (1,142,999)
                                                             -------------    -------------    -------------    -------------
Net change in contract owners' equity ....................      (1,442,338)       4,709,872        1,074,033       14,639,199
Contract owners' equity beginning of period ..............      30,155,232       25,445,360       74,664,878       60,025,679
                                                             -------------    -------------    -------------    -------------
Contract owners' equity end of period ....................      28,712,894       30,155,232       75,738,911       74,664,878
                                                             =============    =============    =============    =============
CHANGES IN UNITS:
  Beginning units ........................................       1,553,596        1,631,110        3,002,185        3,057,838
                                                             -------------    -------------    -------------    -------------
  Units purchased ........................................         154,290          257,380          339,186          498,284
  Units redeemed .........................................        (296,404)        (334,894)        (552,791)        (553,937)
                                                             -------------    -------------    -------------    -------------
  Ending units ...........................................       1,411,482        1,553,596        2,788,580        3,002,185
                                                             =============    =============    =============    =============

                                                                     (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                        DryVIFApp                        DryVIFDevLd
                                                             ------------------------------    ------------------------------
                                                                 2004             2003             2004             2003
                                                             -------------    -------------    -------------    -------------
Investment activity:
  Net investment income (loss) ...........................   $      40,789           18,707         (857,851)        (863,625)
  Realized gain (loss) on investments ....................          12,542          (96,029)         353,443         (811,583)
  Change in unrealized gain (loss) on investments ........         323,792        1,776,900        8,092,775       20,604,956
  Reinvested capital gains ...............................               -                -                -                -
                                                             -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................         377,123        1,699,578        7,588,367       18,929,748
                                                             -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from contract owners ........         944,916        1,125,285        5,338,084        6,687,992
  Transfers between funds (including fixed
   account), net (note 3) ................................          58,922          290,070       (1,481,181)      (1,735,932)
  Redemptions ............................................      (1,385,900)        (998,830)      (9,433,066)      (7,427,510)
  Annuity benefits .......................................               -                -                -                -
  Annual contract maintenance charges (note 2) ...........         (18,494)         (19,409)        (173,280)        (182,727)
  Contingent deferred sales charges (note 2) .............         (11,417)          (9,362)         (64,945)         (69,690)
  Adjustments to maintain reserves .......................          (1,655)           3,708              371           11,469
                                                             -------------    -------------    -------------    -------------
      Net equity transactions ............................        (413,628)         391,462       (5,814,017)      (2,716,398)
                                                             -------------    -------------    -------------    -------------
Net change in contract owners' equity ....................         (36,505)       2,091,040        1,774,350       16,213,350
Contract owners' equity beginning of period ..............      10,484,615        8,393,575       80,641,062       64,427,712
                                                             -------------    -------------    -------------    -------------
Contract owners' equity end of period ....................   $  10,448,110       10,484,615       82,415,412       80,641,062
                                                             =============    =============    =============    =============
CHANGES IN UNITS:
  Beginning units ........................................         838,770          803,212        3,685,606        3,828,140
                                                             -------------    -------------    -------------    -------------
  Units purchased ........................................         133,570          187,942          326,058          520,264
  Units redeemed .........................................        (166,030)        (152,384)        (584,089)        (662,798)
                                                             -------------    -------------    -------------    -------------
  Ending units ...........................................         806,310          838,770        3,427,575        3,685,606
                                                             =============    =============    =============    =============

                                                                      DryVIFQualBd                       FidVIPEI
                                                             ------------------------------    ------------------------------
                                                                 2004             2003             2004             2003
                                                             -------------    -------------    -------------    -------------
Investment activity:
  Net investment income (loss) ...........................         287,646          295,046          262,564          428,078
  Realized gain (loss) on investments ....................         (85,759)          (8,596)         322,714       (1,116,575)
  Change in unrealized gain (loss) on investments ........          (4,824)        (132,448)       7,733,763       21,097,314
  Reinvested capital gains ...............................               -          232,840          332,373                -
                                                             -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................         197,063          386,842        8,651,414       20,408,817
                                                             -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from contract owners ........         794,200        1,067,643        4,958,356        6,320,287
  Transfers between funds (including fixed
   account), net (note 3) ................................        (388,144)          78,366          187,820       (1,527,533)
  Redemptions ............................................      (1,459,258)      (1,329,268)     (11,225,318)      (8,789,298)
  Annuity benefits .......................................               -                -           (2,728)          (2,318)
  Annual contract maintenance charges (note 2) ...........         (17,421)         (21,379)        (152,080)        (157,963)
  Contingent deferred sales charges (note 2) .............         (10,953)         (11,420)         (59,399)         (65,193)
  Adjustments to maintain reserves .......................          (1,502)           1,266           (8,773)            (510)
                                                             -------------    -------------    -------------    -------------
      Net equity transactions ............................      (1,083,078)        (214,792)      (6,302,122)      (4,222,528)
                                                             -------------    -------------    -------------    -------------
Net change in contract owners' equity ....................        (886,015)         172,050        2,349,292       16,186,289
Contract owners' equity beginning of period ..............      10,841,105       10,669,055       90,389,307       74,203,018
                                                             -------------    -------------    -------------    -------------
Contract owners' equity end of period ....................       9,955,090       10,841,105       92,738,599       90,389,307
                                                             =============    =============    =============    =============
CHANGES IN UNITS:
  Beginning units ........................................         717,005          730,758        3,592,022        3,792,985
                                                             -------------    -------------    -------------    -------------
  Units purchased ........................................         114,015          195,808          319,482          385,470
  Units redeemed .........................................        (185,585)        (209,561)        (563,181)        (586,433)
                                                             -------------    -------------    -------------    -------------
  Ending units ...........................................         645,435          717,005        3,348,323        3,592,022
                                                             =============    =============    =============    =============

                                                                     (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                        FidVIPHI                         FrVIPForSec
                                                             ------------------------------    ------------------------------
                                                                 2004             2003             2004             2003
                                                             -------------    -------------    -------------    -------------
Investment activity:
  Net investment income (loss) ...........................   $   1,299,152          967,077          (26,514)         154,408
  Realized gain (loss) on investments ....................         (54,162)         (77,851)         120,490         (317,296)
  Change in unrealized gain (loss) on investments ........         225,940        2,905,469        4,711,021        7,007,809
  Reinvested capital gains ...............................               -                -                -                -
                                                             -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................       1,470,930        3,794,695        4,804,997        6,844,921
                                                             -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from contract owners ........       1,347,534        1,670,625        2,031,974        2,415,632
  Transfers between funds (including fixed
   account), net (note 3) ................................        (553,337)         310,753           45,051         (303,686)
  Redemptions ............................................      (2,038,938)      (1,640,582)      (3,710,798)      (2,556,306)
  Annuity benefits .......................................               -                -                -                -
  Annual contract maintenance charges (note 2) ...........         (39,570)         (43,110)         (51,836)         (51,228)
  Contingent deferred sales charges (note 2) .............         (16,011)         (15,931)         (26,749)         (19,677)
  Adjustments to maintain reserves .......................          (2,675)          13,692            2,596           (4,638)
                                                             -------------    -------------    -------------    -------------
      Net equity transactions ............................      (1,302,997)         295,447       (1,709,762)        (519,903)
                                                             -------------    -------------    -------------    -------------
Net change in contract owners' equity ....................         167,933        4,090,142        3,095,235        6,325,018
Contract owners' equity beginning of period ..............      18,711,048       14,620,906       28,816,518       22,491,500
                                                             -------------    -------------    -------------    -------------
Contract owners' equity end of period ....................   $  18,878,981       18,711,048       31,911,753       28,816,518
                                                             =============    =============    =============    =============
CHANGES IN UNITS:
  Beginning units ........................................       1,410,028        1,384,552        1,658,981        1,693,638
                                                             -------------    -------------    -------------    -------------
  Units purchased ........................................         131,221          258,240          163,323          221,864
  Units redeemed .........................................        (225,815)        (232,764)        (256,593)        (256,521)
                                                             -------------    -------------    -------------    -------------
  Ending units ...........................................       1,315,434        1,410,028        1,565,711        1,658,981
                                                             =============    =============    =============    =============

                                                                       GVITFHiInc                        GVITGvtBd
                                                             ------------------------------    ------------------------------
                                                                 2004             2003             2004             2003
                                                             -------------    -------------    -------------    -------------
Investment activity:
  Net investment income (loss) ...........................          68,731           54,021        2,060,064        1,040,078
  Realized gain (loss) on investments ....................          41,100            1,667            4,889          562,364
  Change in unrealized gain (loss) on investments ........         (17,539)         103,242       (2,121,300)      (1,270,734)
  Reinvested capital gains ...............................               -                -          994,288           77,508
                                                             -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................          92,292          158,930          937,941          409,216
                                                             -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from contract owners ........         100,916          104,923        1,864,087        2,581,118
  Transfers between funds (including fixed
   account), net (note 3) ................................         170,446          277,829       (2,180,252)      (1,764,131)
  Redemptions ............................................         (99,933)        (176,151)      (7,109,498)      (7,990,253)
  Annuity benefits .......................................               -                -           (3,183)          (4,152)
  Annual contract maintenance charges (note 2) ...........          (1,821)          (1,753)         (77,077)         (93,440)
  Contingent deferred sales charges (note 2) .............            (808)          (2,444)         (27,285)         (31,994)
  Adjustments to maintain reserves .......................             (84)              12              983           (2,719)
                                                             -------------    -------------    -------------    -------------
      Net equity transactions ............................         168,716          202,416       (7,532,225)      (7,305,571)
                                                             -------------    -------------    -------------    -------------
Net change in contract owners' equity ....................         261,008          361,346       (6,594,284)      (6,896,355)
Contract owners' equity beginning of period ..............       1,011,690          650,344       52,739,083       59,635,438
                                                             -------------    -------------    -------------    -------------
Contract owners' equity end of period ....................       1,272,698        1,011,690       46,144,799       52,739,083
                                                             =============    =============    =============    =============
CHANGES IN UNITS:
  Beginning units ........................................          81,391           63,140        1,204,732        1,370,302
                                                             -------------    -------------    -------------    -------------
  Units purchased ........................................          46,181           76,698           80,456          169,898
  Units redeemed .........................................         (33,339)         (58,447)        (250,925)        (335,468)
                                                             -------------    -------------    -------------    -------------
  Ending units ...........................................          94,233           81,391        1,034,263        1,204,732
                                                             =============    =============    =============    =============

                                                                     (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                       GVITGrowth                        GVITMyMkt
                                                             ------------------------------    ------------------------------
                                                                 2004             2003             2004             2003
                                                             -------------    -------------    -------------    -------------
Investment activity:
  Net investment income (loss) ...........................   $     (90,981)        (106,671)         (80,177)        (131,973)
  Realized gain (loss) on investments ....................      (1,011,363)      (2,954,313)               -                -
  Change in unrealized gain (loss) on investments ........       1,668,779        5,299,935                -                -
  Reinvested capital gains ...............................               -                -                -                -
                                                             -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................         566,435        2,238,951          (80,177)        (131,973)
                                                             -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from contract owners ........         249,119          218,151          785,715        1,215,875
  Transfers between funds (including fixed
   account), net (note 3) ................................          28,272          459,056          916,165         (399,547)
  Redemptions ............................................      (1,166,692)      (1,073,771)      (4,853,816)      (5,059,663)
  Annuity benefits .......................................          (2,582)          (2,243)          (1,785)          (1,998)
  Annual contract maintenance charges (note 2) ...........         (18,757)         (19,632)         (25,651)         (33,266)
  Contingent deferred sales charges (note 2) .............          (5,599)          (1,910)         (19,807)         (26,057)
  Adjustments to maintain reserves .......................             353            3,544              924              978
                                                             -------------    -------------    -------------    -------------
      Net equity transactions ............................        (915,886)        (416,805)      (3,198,255)      (4,303,678)
                                                             -------------    -------------    -------------    -------------
Net change in contract owners' equity ....................        (349,451)       1,822,146       (3,278,432)      (4,435,651)
Contract owners' equity beginning of period ..............       9,471,189        7,649,043       17,629,060       22,064,711
                                                             -------------    -------------    -------------    -------------
Contract owners' equity end of period ....................   $   9,121,738        9,471,189       14,350,628       17,629,060
                                                             =============    =============    =============    =============
CHANGES IN UNITS:
  Beginning units ........................................         632,988          669,648          718,977          893,397
                                                             -------------    -------------    -------------    -------------
  Units purchased ........................................          90,943          106,501          296,759          379,200
  Units redeemed .........................................        (152,780)        (143,161)        (426,508)        (553,620)
                                                             -------------    -------------    -------------    -------------
  Ending units ...........................................         571,151          632,988          589,228          718,977
                                                             =============    =============    =============    =============

                                                                       GVITNWFund                         JanIntGr
                                                             ------------------------------    ------------------------------
                                                                 2004             2003             2004             2003
                                                             -------------    -------------    -------------    -------------
Investment activity:
  Net investment income (loss) ...........................         (38,794)      (1,105,139)         (44,282)          (2,723)
  Realized gain (loss) on investments ....................      (5,788,892)     (17,204,777)          57,274         (427,170)
  Change in unrealized gain (loss) on investments ........      18,248,490       53,332,759        2,016,877        3,721,119
  Reinvested capital gains ...............................               -                -                -                -
                                                             -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................      12,420,804       35,022,843        2,029,869        3,291,226
                                                             -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from contract owners ........       4,493,872        6,208,365        1,056,379        1,411,294
  Transfers between funds (including fixed
   account), net (note 3) ................................      (2,219,447)      (2,602,772)        (526,595)      (1,292,363)
  Redemptions ............................................     (20,072,635)     (19,140,791)      (1,702,576)      (1,239,115)
  Annuity benefits .......................................         (46,571)         (47,126)               -                -
  Annual contract maintenance charges (note 2) ...........        (255,589)        (274,542)         (21,416)         (21,925)
  Contingent deferred sales charges (note 2) .............         (60,788)         (71,166)         (10,178)         (10,420)
  Adjustments to maintain reserves .......................          10,331          (23,320)          (2,477)          22,423
                                                             -------------    -------------    -------------    -------------
      Net equity transactions ............................     (18,150,827)     (15,951,352)      (1,206,863)      (1,130,106)
                                                             -------------    -------------    -------------    -------------
Net change in contract owners' equity ....................      (5,730,023)      19,071,491          823,006        2,161,120
Contract owners' equity beginning of period ..............     164,710,737      145,639,246       12,813,548       10,652,428
                                                             -------------    -------------    -------------    -------------
Contract owners' equity end of period ....................     158,980,714      164,710,737       13,636,554       12,813,548
                                                             =============    =============    =============    =============
CHANGES IN UNITS:
  Beginning units ........................................       1,960,832        2,182,611        1,005,775        1,113,110
                                                             -------------    -------------    -------------    -------------
  Units purchased ........................................          81,473          138,121          141,679          192,701
  Units redeemed .........................................        (295,175)        (359,900)        (235,585)        (300,036)
                                                             -------------    -------------    -------------    -------------
  Ending units ...........................................       1,747,130        1,960,832          911,869        1,005,775
                                                             =============    =============    =============    =============

                                                                     (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                        NBAMTBal                         StOpp2
                                                             -----------------------------   -----------------------------
                                                                 2004            2003            2004            2003
                                                             -------------   -------------   -------------   -------------
Investment activity:
  Net investment income (loss) ...........................   $     (15,569)         91,060        (476,262)       (363,779)
  Realized gain (loss) on investments ....................        (179,442)       (386,141)       (361,951)       (931,872)
  Change in unrealized gain (loss) on investments ........       1,702,630       3,044,478       6,731,900      10,804,293
  Reinvested capital gains ...............................               -               -               -               -
                                                             -------------   -------------   -------------   -------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................       1,507,619       2,749,397       5,893,687       9,508,642
                                                             -------------   -------------   -------------   -------------
Equity transactions:
  Purchase payments received from contract owners ........         905,698       1,222,650       2,692,907       3,302,152
  Transfers between funds (including fixed
   account), net (note 3) ................................        (408,275)       (611,711)        464,723        (182,294)
  Redemptions ............................................      (2,930,627)     (2,121,363)     (4,888,522)     (3,399,540)
  Annuity benefits .......................................            (155)           (146)              -               -
  Annual contract maintenance charges (note 2) ...........         (36,267)        (40,780)        (67,200)        (66,845)
  Contingent deferred sales charges (note 2) .............         (12,366)        (14,571)        (26,409)        (30,184)
  Adjustments to maintain reserves .......................            (855)          7,936           8,023          (4,014)
                                                             -------------   -------------   -------------   -------------
      Net equity transactions ............................      (2,482,847)     (1,557,985)     (1,816,478)       (380,725)
                                                             -------------   -------------   -------------   -------------
Net change in contract owners' equity ....................        (975,228)      1,191,412       4,077,209       9,127,917
Contract owners' equity beginning of period ..............      20,677,908      19,486,496      36,280,934      27,153,017
                                                             -------------   -------------   -------------   -------------
Contract owners' equity end of period ....................   $  19,702,680      20,677,908      40,358,143      36,280,934
                                                             =============   =============   =============   =============
CHANGES IN UNITS:
  Beginning units ........................................       1,021,097       1,104,549       1,649,129       1,668,898
                                                             -------------   -------------   -------------   -------------
  Units purchased ........................................          69,799          93,734         218,004         295,841
  Units redeemed .........................................        (189,053)       (177,186)       (295,323)       (315,610)
                                                             -------------   -------------   -------------   -------------
  Ending units ...........................................         901,843       1,021,097       1,571,810       1,649,129
                                                             =============   =============   =============   =============

See accompanying notes to financial statements.

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Multi-Flex Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distributions for the contracts is through Company Agents and an affiliated sales organization; however, other distributors may be utilized.

          Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

            Portfolios of the AIM Variable Insurance Funds, Inc.(AIM VIF);
              AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp) AIM VIF - International Growth Fund - Series I Shares (AIMIntGr)
               (formerly AIM VIF - International Equity Fund - Series I Shares)

            Portfolios of the American Century Variable Portfolios, Inc.
             (American Century VP);
              American Century VP - Balanced Fund - Class I (ACVPBal)
              American Century VP - Capital Appreciation Fund - Class I
               (ACVPCapAp)
              American Century VP - Income & Growth Fund - Class I (ACVPIncGr)

            The Dreyfus Socially Responsible Growth Fund, Inc.(DrySRGro)

            Dreyfus Stock Index Fund - Initial Shares (DryStkIx)

            Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

              Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp) Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
               (DryVIFDevLd)
              Dreyfus VIF - Quality Bond Portfolio - Initial Shares
               (DryVIFQualBd)
              Dreyfus VIF - Small Cap Portfolio - Initial Shares (DryVIFSmCap)*

            Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund
             (Fidelity/(R)/ VIP);
              Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class
               (FidVIPEI)
              Fidelity/(R)/ VIP - High Income Portfolio - Initial Class
               (FidVIPHI)

            Portfolio of the Franklin Templeton Variable Insurance Products
             Trust (Franklin Templeton VIP);
              Franklin Templeton VIP - Templeton Foreign Securities Fund -
               Class 1 (FrVIPForSec)

                                                                     (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS,
Continued)

            Portfolios of the Gartmore Variable Insurance Trust (Gartmore GVIT) (Gartmore is an affiliate of the Company);
              Gartmore GVIT Federated High Income Bond Fund - Class I
               (GVITFHiInc)
              Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
              Gartmore GVIT Growth Fund - Class I (GVITGrowth)
              Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
              Gartmore GVIT Nationwide/(R)/ Fund - Class I (GVITNWFund)
               (formerly Gartmore GVIT Total Return Fund - Class I)

            Portfolio of the Janus Aspen Series (Janus AS);
              Janus AS - International Growth Portfolio - Institutional Shares
               (JanIntGr)

            Portfolio of the Neuberger Berman Advisers Management Trust
             (Neuberger Berman AMT);
              Neuberger Berman AMT - Balanced Portfolio/(R)/ - I Class
               (NBAMTBal)

            Strong Opportunity Fund II, Inc.- Investor Class (StOpp2)

            *At December 31, 2004, contract owners were not invested in this fund.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                                                     (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS,
Continued)

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge. For contracts issued prior to February 1, 1989, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments or the amount surrendered. For contracts issued on or after February 1, 1989, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 7 years. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) a mortality and expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annualized rate of 1.25% and 0.05%, respectively; for NEA Valuebuilder Annuity contracts issued before November 3, 1997, or in states which have not approved the applicable contract modifications, a mortality and expense risk charge and an administrative charge assessed through the daily unit value calculation equal to an annualized rate of 1.25% and .05%, respectively; for NEA Valuebuilder Annuity contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve corresponding contract modifications, an actuarial risk charge assessed through the daily unit value calculation equal to an annualized rate of 1.30%.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2004 and 2003, total transfers to the Account from the fixed account were $1,373,145 and $853,491, respectively, and total transfers from the Account to the fixed account were $1,876,522 and $2,833,717, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between funds (including fixed account), net, on the accompanying Statements of Changes in Contract Owners' Equity.

     For guaranteed minimum death benefits, the Company contributed $0 and $2,239 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

                                                                     (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS,
Continued)

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five-year period ended December 31, 2004. The Account includes contracts administered by Security Benefit Life Insurance Company under a reinsurance agreement discussed in note 1. The mutual fund and product options of the contracts so administered are identified by those unit fair values presented below using two decimal places.

                                              Contract                                                 Investment
                                              Expense                        Unit         Contract       Income       Total
                                               Rate*         Units        Fair Value   Owners' Equity   Ratio**     Return***
                                             ----------  ---------------  -----------  --------------  ----------  ------------
AIM VIF - Capital Appreciation Fund - Series I Shares
    2004 ..................................        1.30%           4,575  $ 10.676868  $       48,847        0.00%         5.24%
                                                   1.30%         373,290        10.68       3,985,480        0.00%         5.24%
    2003 ..................................        1.30%           8,472    10.145261          85,951        0.00%        27.84%
                                                   1.30%         440,589        10.15       4,471,978        0.00%        27.84%
    2002 ..................................        1.30%           5,920     7.936045          46,980        0.00%       -25.34%
                                                   1.30%         434,117         7.94       3,446,886        0.00%       -25.34%
    2001 ..................................        1.30%         493,053    10.629714       5,241,012        0.00%       -24.28%
    2000 ..................................        1.30%         489,105    14.039112       6,866,600        0.00%       -12.06%
AIM VIF - International Growth Fund - Series I Shares
    2004 ..................................        1.30%             420    12.302542           5,167        0.73%        22.39%
                                                   1.30%          77,644        12.30         955,224        0.73%        22.39%
    2003 ..................................        1.30%             589    10.051603           5,920        0.53%        27.39%
                                                   1.30%          57,869        10.05         581,583        0.53%        27.39%
    2002 ..................................        1.30%             137     7.890688           1,083        0.54%       -16.77%
                                                   1.30%          57,534         7.89         453,947        0.54%       -16.77%
    2001 ..................................        1.30%          64,827     9.480766         614,610        0.30%       -24.53%
    2000 ..................................        1.30%          60,445    12.562930         759,366        0.35%       -27.36%
American Century VP - Balanced Fund - Class I
    2004 ..................................        1.30%         212,190    11.036175       2,341,766        1.60%         8.35%
                                                   1.30%         410,602        11.04       4,531,541        1.60%         8.35%
    2003 ..................................        1.30%         207,081    10.185550       2,109,234        2.44%        17.91%
                                                   1.30%         397,687        10.19       4,052,431        2.44%        17.91%
    2002 ..................................        1.30%         218,265     8.638585       1,885,499        2.74%       -10.73%
                                                   1.30%         330,980         8.64       2,859,671        2.74%       -10.73%
    2001 ..................................        1.30%         606,540     9.677376       5,869,716        2.88%        -4.80%
    2000 ..................................        1.30%         678,861    10.165458       6,900,933        3.09%        -3.91%
American Century VP - Capital Appreciation Fund - Class I
    2004 ..................................        1.30%         333,321    17.448933       5,816,096        0.00%         6.19%
                                                   1.30%         436,634        17.45       7,618,830        0.00%         6.19%
    2003 ..................................        1.30%         364,951    16.432489       5,997,053        0.00%        18.91%
                                                   1.30%         482,328        16.43       7,924,649        0.00%        18.91%
    2002 ..................................        1.30%         400,478    13.819339       5,534,342        0.00%       -22.23%
                                                   1.30%         516,646        13.82       7,140,048        0.00%       -22.23%
    2001 ..................................        1.30%       1,073,719    17.768711      19,078,603        0.00%       -29.01%
    2000 ..................................        1.30%       1,283,756    25.029137      32,131,305        0.00%         7.62%
American Century VP - Income & Growth Fund - Class I
    2004 ..................................        1.30%           5,602    13.722025          76,871        1.41%        11.52%
                                                   1.30%         563,471        13.72       7,731,662        1.41%        11.52%
    2003 ..................................        1.30%           5,818    12.304086          71,585        1.24%        27.67%
                                                   1.30%         573,968        12.30       7,059,806        1.24%        27.67%
    2002 ..................................        1.30%           5,859     9.637195          56,465        1.08%       -20.42%
                                                   1.30%         574,406         9.64       5,537,277        1.08%       -20.42%
    2001 ..................................        1.30%         619,930    12.110099       7,507,414        0.86%        -9.55%
    2000 ..................................        1.30%         605,490    13.389004       8,106,908        0.57%       -11.77%

                                                                     (Continued)
                                       14

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS,
Continued)


                                              Contract                                                 Investment
                                              Expense                        Unit         Contract       Income       Total
                                               Rate*         Units        Fair Value   Owners' Equity   Ratio**     Return***
                                             ----------  ---------------  -----------  --------------  ----------  ------------
Dreyfus Socially Responsible Growth Fund, Inc., The
    2004 ..................................        1.30%          11,970  $ 20.342381  $      243,498        0.38%         4.83%
                                                   1.30%       1,399,512        20.34      28,469,396        0.38%         4.83%
    2003 ..................................        1.30%          13,643    19.405114         264,744        0.11%        24.37%
                                                   1.30%       1,539,953        19.41      29,890,488        0.11%        24.37%
    2002 ..................................        1.30%          15,461    15.603132         241,234        0.21%       -29.87%
                                                   1.30%       1,615,649        15.60      25,204,126        0.21%       -29.87%
    2001 ..................................        1.30%       1,810,739    22.249122      40,287,353        0.06%       -23.59%
    2000 ..................................        1.30%       1,869,572    29.117547      54,437,351        0.79%       -12.18%
Dreyfus Stock Index Fund, Inc. - Initial Shares
    2004 ..................................        1.30%         284,122    27.160283       7,716,834        1.76%         9.20%
                                                   1.30%       2,504,458        27.16      68,022,077        1.76%         9.20%
    2003 ..................................        1.30%         358,961    24.871495       8,927,897        1.45%        26.70%
                                                   1.30%       2,643,224        24.87      65,736,981        1.45%        26.70%
    2002 ..................................        1.30%         400,765    19.630772       7,867,327        1.31%       -23.37%
                                                   1.30%       2,657,073        19.63      52,158,352        1.31%       -23.37%
    2001 ..................................        1.30%       3,239,607    25.618669      82,994,419        1.05%       -13.33%
    2000 ..................................        1.30%       3,337,468    29.558751      98,651,386        0.94%       -10.45%
Dreyfus VIF - Appreciation Portfolio - Initial Shares
    2004 ..................................        1.30%           6,659    12.958165          86,288        1.65%         3.68%
                                                   1.30%         799,651        12.96      10,361,822        1.65%         3.68%
    2003 ..................................        1.30%           5,296    12.498159          66,190        1.41%        19.60%
                                                   1.30%         833,474        12.50      10,418,425        1.41%        19.60%
    2002 ..................................        1.30%           4,940    10.450363          51,629        1.13%       -17.80%
                                                   1.30%         798,272        10.45       8,341,946        1.13%       -17.80%
    2001 ..................................        1.30%         773,509    12.713043       9,833,653        0.83%       -10.50%
    2000 ..................................        1.30%         736,682    14.203768      10,463,660        0.61%        -1.94%
Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
    2004 ..................................        1.30%          28,484    24.044779         684,891        0.19%         9.89%
                                                   1.30%       3,399,091        24.04      81,730,521        0.19%         9.89%
    2003 ..................................        1.30%          31,860    21.880107         697,100        0.03%        29.98%
                                                   1.30%       3,653,746        21.88      79,943,962        0.03%        29.98%
    2002 ..................................        1.30%          32,398    16.833459         545,367        0.05%       -20.18%
                                                   1.30%       3,795,742        16.83      63,882,345        0.05%       -20.18%
    2001 ..................................        1.30%       4,022,943    21.088243      84,836,800        0.42%        -7.35%
    2000 ..................................        1.30%       4,088,865    22.760162      93,063,230        0.37%        11.84%
Dreyfus VIF - Quality Bond Portfolio - Initial Shares
    2004 ..................................        1.30%           5,783    15.423994          89,197        4.01%         2.02%
                                                   1.30%         639,652        15.42       9,865,893        4.01%         2.02%
    2003 ..................................        1.30%           5,065    15.117949          76,572        4.04%         3.58%
                                                   1.30%         711,940        15.12      10,764,533        4.04%         3.58%
    2002 ..................................        1.30%           4,728    14.595705          69,013        5.06%         6.36%
                                                   1.30%         726,030        14.60      10,600,042        5.06%         6.36%
    2001 ..................................        1.30%         684,297    13.722374       9,390,179        6.16%         5.30%
    2000 ..................................        1.30%         512,373    13.032134       6,677,314        5.92%         9.76%
Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class
    2004 ..................................        1.30%         467,815    27.692797      12,955,106        1.52%        10.08%
                                                   1.30%       2,880,508        27.69      79,769,188        1.52%        10.08%
    2003 ..................................        1.30%         537,853    25.156955      13,530,744        1.72%        28.64%
                                                   1.30%       3,054,169        25.16      76,842,892        1.72%        28.64%
    2002 ..................................        1.30%         596,921    19.556483      11,673,680        1.80%       -18.03%
                                                   1.30%       3,196,064        19.56      62,515,003        1.80%       -18.03%
    2001 ..................................        1.30%       4,156,274    23.857464      99,158,157        1.75%        -6.20%
    2000 ..................................        1.30%       4,495,596    25.434075     114,341,326        1.76%         7.02%

                                                                     (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS,
Continued)

                                              Contract                                                 Investment
                                              Expense                        Unit         Contract       Income       Total
                                               Rate*         Units        Fair Value   Owners' Equity   Ratio**     Return***
                                             ----------  ---------------  -----------  --------------  ----------  ------------
Fidelity/(R)/ VIP - High Income Portfolio - Initial Class
    2004 ..................................        1.30%          11,638  $ 14.351788  $      167,026        8.16%         8.17%
                                                   1.30%       1,303,796        14.35      18,711,955        8.16%         8.17%
    2003 ..................................        1.30%          11,371    13.267980         150,870        7.07%        25.61%
                                                   1.30%       1,398,657        13.27      18,560,178        7.07%        25.61%
    2002 ..................................        1.30%          11,484    10.562700         121,304       10.63%         2.10%
                                                   1.30%       1,373,068        10.56      14,499,602       10.63%         2.10%
    2001 ..................................        1.30%       1,468,701    10.345574      15,194,555       13.13%       -12.89%
    2000 ..................................        1.30%       1,520,751    11.875950      18,060,363        7.61%       -23.48%
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 1
    2004 ..................................        1.30%          12,755    20.381609         259,967        1.13%        17.33%
                                                   1.30%       1,552,956        20.38      31,651,786        1.13%        17.33%
    2003 ..................................        1.30%          11,884    17.371469         206,443        1.79%        30.83%
                                                   1.30%       1,647,097        17.37      28,610,075        1.79%        30.83%
    2002 ..................................        1.30%          10,350    13.277855         137,429        1.82%       -19.47%
                                                   1.30%       1,683,288        13.28      22,354,071        1.82%       -19.47%
    2001 ..................................        1.30%       1,762,526    16.487526      29,059,693        5.99%       -16.85%
    2000 ..................................        1.30%       1,810,275    19.829322      35,896,526        2.04%        -3.45%
Gartmore GVIT Federated High Income Bond Fund - Class I
    2004 ..................................        1.30%           1,273    13.505990          17,193        7.21%         8.67%
                                                   1.30%          92,960        13.51       1,255,505        7.21%         8.67%
    2003 ..................................        1.30%             185    12.428955           2,299        7.81%        20.68%
                                                   1.30%          81,206        12.43       1,009,391        7.81%        20.68%
    2002 ..................................        1.30%             164    10.298837           1,692        8.42%         1.88%
                                                   1.30%          62,976        10.30         648,652        8.42%         1.88%
    2001 ..................................        1.30%          55,237    10.108455         558,361       11.51%         2.85%
    2000 ..................................        1.30%          25,431     9.827966         249,935        9.60%        -9.46%
Gartmore GVIT Government Bond Fund - Class I
  Tax qualified
    2004 ..................................        1.30%         390,334        44.60      17,409,051        5.45%         1.92%
                                                   1.30%         440,719    44.600457      19,656,269        5.45%         1.92%
    2003 ..................................        1.30%         455,751        43.76      19,943,664        3.16%         0.67%
                                                   1.30%         507,035    43.760351      22,188,030        3.16%         0.67%
    2002 ..................................        1.30%         495,829        43.47      21,553,668        4.33%         9.54%
                                                   1.30%         578,186    43.467280      25,132,177        4.33%         9.54%
    2001 ..................................        1.30%       1,129,199    39.681226      44,808,001        4.95%         5.85%
    2000 ..................................        1.30%       1,136,862    37.487059      42,617,613        5.54%        11.08%
  Non-tax qualified
    2004 ..................................        1.30%          16,561        44.62         738,948        5.45%         1.92%
                                                   1.30%         186,649    44.616924       8,327,704        5.45%         1.92%
    2003 ..................................        1.30%          18,386        43.78         804,939        3.16%         0.67%
                                                   1.30%         223,560    43.776516       9,786,678        3.16%         0.67%
    2002 ..................................        1.30%          20,315        43.48         883,280        4.33%         9.54%
                                                   1.30%         275,972    43.483340      12,000,203        4.33%         9.54%
    2001 ..................................        1.30%         320,177    39.695887      12,709,710        4.95%         5.85%
    2000 ..................................        1.30%         378,765    37.500904      14,204,030        5.54%        11.08%
Gartmore GVIT Growth Fund - Class I
    2004 ..................................        1.30%          10,388        15.95         165,642        0.31%         6.75%
                                                   1.30%         560,763    15.946096       8,941,980        0.31%         6.75%
    2003 ..................................        1.30%           8,993        14.94         134,355        0.02%        31.02%
                                                   1.30%         623,995    14.937671       9,321,032        0.02%        31.02%
    2002 ..................................        1.30%           2,251        11.40          25,666        0.00%       -29.65%
                                                   1.30%         667,397    11.401436       7,609,279        0.00%       -29.65%
    2001 ..................................        1.30%         923,014    16.206536      14,958,860        0.00%       -29.08%
    2000 ..................................        1.30%       1,024,504    22.850565      23,410,495        0.20%       -27.48%

                                                                     (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS,
Continued)

                                              Contract                                                 Investment
                                              Expense                        Unit         Contract       Income       Total
                                               Rate*         Units        Fair Value   Owners' Equity   Ratio**     Return***
                                             ----------  ---------------  -----------  --------------  ----------  ------------
Gartmore GVIT Money Market Fund - Class I
  Tax qualified
    2004 ..................................        1.30%         199,857  $     24.02  $    4,801,048        0.78%        -0.50%
                                                   1.30%         295,209    23.990230       7,082,132        0.78%        -0.50%
    2003 ..................................        1.30%         260,352        24.11       6,277,087        0.64%        -0.68%
                                                   1.30%         324,361    24.110582       7,820,532        0.64%        -0.68%
    2002 ..................................        1.30%         323,611        24.28       7,857,281        0.78%        -0.10%
                                                   1.30%         398,579    24.276265       9,676,012        0.78%        -0.10%
    2001 ..................................        1.30%         860,731    24.301609      20,917,148        3.61%         2.25%
    2000 ..................................        1.30%         919,829    23.767044      21,861,616        5.43%         4.66%
  Non-tax qualified
    2004 ..................................        1.30%           2,425        26.07          63,210        0.78%        -0.50%
                                                   1.30%          91,737    26.065818       2,391,200        0.78%        -0.50%
    2003 ..................................        1.30%           2,990        26.20          78,338        0.64%        -0.68%
                                                   1.30%         131,274    26.196581       3,438,930        0.64%        -0.68%
    2002 ..................................        1.30%           6,971        26.38         183,884        0.78%        -0.10%
                                                   1.30%         164,236    26.376600       4,331,979        0.78%        -0.10%
    2001 ..................................        1.30%         214,048    26.404135       5,651,752        3.61%         2.25%
    2000 ..................................        1.30%         241,200    25.823320       6,228,585        5.43%         4.66%
Gartmore GVIT Nationwide/(R)/ Fund - Class I
  Tax qualified
    2004 ..................................        1.30%         581,247        91.35      53,098,368        1.24%         8.32%
                                                   1.30%         824,356    91.352418      75,306,914        1.24%         8.32%
    2003 ..................................        1.30%         633,322        84.33      53,408,044        0.54%        25.86%
                                                   1.30%         938,062    84.332018      79,108,661        0.54%        25.86%
    2002 ..................................        1.30%         666,959        67.01      44,692,919        0.84%       -18.43%
                                                   1.30%       1,057,678    67.006421      70,871,195        0.84%       -18.43%
    2001 ..................................        1.30%       1,953,422    82.145061     160,463,969        0.72%       -12.97%
    2000 ..................................        1.30%       2,295,705    94.390507     216,692,759        0.59%        -3.39%
  Non-tax qualified
    2004 ..................................        1.30%          13,863        88.72       1,229,912        1.24%         8.32%
                                                   1.30%         327,664    88.724843      29,071,937        1.24%         8.32%
    2003 ..................................        1.30%          15,915        81.91       1,303,598        0.54%        25.86%
                                                   1.30%         373,533    81.906372      30,594,733        0.54%        25.86%
    2002 ..................................        1.30%          20,204        65.08       1,314,904        0.84%       -18.43%
                                                   1.30%         437,770    65.079111      28,489,707        0.84%       -18.43%
    2001 ..................................        1.30%         555,333    79.782323      44,305,757        0.72%       -12.97%
    2000 ..................................        1.30%         761,251    91.675550      69,788,104        0.59%        -3.39%
Janus AS - International Growth Portfolio - Institutional Shares
    2004 ..................................        1.30%           7,558    14.954107         113,023        0.88%        17.40%
                                                   1.30%         904,311        14.95      13,523,531        0.88%        17.40%
    2003 ..................................        1.30%           9,453    12.737304         120,406        1.16%        33.16%
                                                   1.30%         996,322        12.74      12,693,142        1.16%        33.16%
    2002 ..................................        1.30%           8,192     9.565195          78,360        0.85%       -26.55%
                                                   1.30%       1,104,918         9.57      10,574,068        0.85%       -26.55%
    2001 ..................................        1.30%       1,200,242    13.023294      15,631,104        0.97%       -24.24%
    2000 ..................................        1.30%       1,216,855    17.190144      20,917,913        6.77%       -17.03%
Neuberger Berman AMT - Balanced Portfolio/(R)/ - I Class
    2004 ..................................        1.30%         268,004    21.845873       5,854,781        1.19%         7.89%
                                                   1.30%         633,839        21.85      13,846,737        1.19%         7.89%
    2003 ..................................        1.30%         319,097    20.248421       6,461,210        1.72%        14.77%
                                                   1.30%         702,000        20.25      14,215,500        1.72%        14.77%
    2002 ..................................        1.30%         357,115    17.643073       6,300,606        2.60%       -18.23%
                                                   1.30%         747,434        17.64      13,184,733        2.60%       -18.23%
    2001 ..................................        1.30%       1,243,885    21.576158      26,838,259        1.80%       -14.49%
    2000 ..................................        1.30%       1,477,193    25.233374      37,274,563        1.95%        -5.78%

                                                                     (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS,
Continued)

                                              Contract                                                 Investment
                                              Expense                        Unit         Contract       Income       Total
                                               Rate*         Units        Fair Value   Owners' Equity   Ratio**     Return***
                                             ----------  ---------------  -----------  --------------  ----------  ------------
Strong Opportunity Fund II, Inc. - Investor Class
    2004 ..................................        1.30%          17,147  $ 25.676197  $      440,270        0.00%        16.68%
                                                   1.30%       1,554,663        25.68      39,917,873        0.00%        16.68%
    2003 ..................................        1.30%          19,661    22.004891         432,638        0.08%        35.23%
                                                   1.30%       1,629,468        22.00      35,848,296        0.08%        35.23%
    2002 ..................................        1.30%          16,855    16.272524         274,275        0.39%       -27.77%
                                                   1.30%       1,652,043        16.27      26,878,742        0.39%       -27.77%
    2001 ..................................        1.30%       1,691,257    22.529233      38,102,723        0.59%        -4.96%
    2000 ..................................        1.30%       1,629,261    23.651845      38,535,029        0.00%         5.22%
                                                                                       --------------

2004 Reserves for annuity contracts in payout phase:                                          341,469
                                                                                       --------------
2004 Contract owners' equity                                                           $  687,491,626
                                                                                       ==============

2003 Reserves for annuity contracts in payout phase:                                          371,700
                                                                                       --------------
2003 Contract owners' equity                                                           $  692,411,487
                                                                                       ==============

2002 Reserves for annuity contracts in payout phase:                                          394,504
                                                                                       --------------
2002 Contract owners' equity                                                           $  600,182,454
                                                                                       ==============

2001 Reserves for annuity contracts in payout phase:                                          554,970
                                                                                       --------------
2001 Contract owners' equity                                                           $  794,566,778
                                                                                       ==============

2000 Reserves for annuity contracts in payout phase:                                          722,814
                                                                                       --------------
2000 Contract owners' equity                                                           $  978,859,724
                                                                                       ==============

  * This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

 ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Multi-Flex Variable Account:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Multi-Flex Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.


KPMG LLP
Columbus, Ohio
March 4, 2005

NATIONWIDE LIFE INSURANCE COMPANY                                    PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220       U.S. POSTAGE
                                                                       PAID
                                                                    NATIONWIDE


Nationwide/(R)/ is a registered federal service mark of Nationwide Mutual Insurance Company